OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER CURRENT LIABILITIES
Schedule of other current liabilities

	December 31, 2025	December 31, 2024
Share-based compensation (Note 16)	$357,058	$—
Current portion of lease liabilities	197,497	53,782
Current portion of loans	100,277	—
Current portion of reclamation and closure cost provisions (Note 15)	—	2,426,378
	$654,832	$2,480,160